SUPPLEMENTAL FINANCIAL STATEMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Inventories	Inventories

	March 31, 2014	December 31, 2013
Raw materials	$90,755	$72,170
Work in process	128,270	124,049
Finished goods	191,751	175,968

	$410,776	$372,187

Inventories

	Successor	Successor
	December 31, 2013	December 31, 2012
Raw materials	$72,170	$69,520
Work in process	124,049	96,389
Finished goods	175,968	146,061

	$372,187	$311,970

Other Accrued Liabilities

Other Accrued Liabilities

	March 31, 2014	December 31, 2013
Compensation and employee benefit liabilities	$70,675	$124,893
Deferred revenue	28,138	21,498
Product warranty accrual	22,938	24,838
Accrued interest	33,993	47,366
Restructuring reserve	13,726	18,572
Other	102,720	95,113

	$272,190	$332,280

Other Current Accrued Liabilities

	Successor	Successor
	December 31, 2013	December 31, 2012
Compensation and employee benefit liabilities	$124,893	$114,679
Deferred revenue	21,498	37,663
Product warranty accrual	24,838	26,005
Accrued interest	47,366	63,783
Restructuring reserve	18,572	20,481
Other	95,113	81,931

	$332,280	$344,542

Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax

The following table presents changes in accumulated other comprehensive income (AOCI), net of tax, and accumulated other comprehensive loss (AOCL), net of tax:

	Three Months Ended March 31,
	2014	2013
Foreign currency gain (loss)
AOCL balance, beginning of period	$(29,072)	$(24,224)
Other comprehensive income (loss)	1,727	(5,931)
Amounts reclassified from AOCL	(100)	—

AOCL balance, end of period	$(27,445)	$(30,155)

Defined benefit plans
AOCI balance, beginning of period	$2,796	$7,578
Amounts reclassified from AOCI	(1,551)	(1,357)

AOCI balance, end of period	$1,245	$6,221

Net AOCL, end of period	$(26,200)	$(23,934)

Changes in accumulated other comprehensive income (loss), net of tax, are as follows:

Successor	Foreign Currency Gain (Loss)	Pension and Other Postretirement Benefit Activity	Total
Balance at December 31, 2012	$(24,224)	$7,578	$(16,646)

Other comprehensive loss before reclassifications	(5,825)	722	(5,103)
Amounts reclassified from accumulated other comprehensive income (loss)	977	(5,504)	(4,527)

Net current period other comprehensive loss	(4,848)	(4,782)	(9,630)

Balance at December 31, 2013	$(29,072)	$2,796	$(26,276)

Cash Flow Information

Cash Flow Information

	Three Months Ended
	March 31,
	2014	2013
Cash paid during the period for:
Income taxes, net of refunds	$15,595	$17,263
Interest	$52,341	$76,664
Noncash financing activities:
Acquisition of treasury stock resulting from stock option exercises	$—	$62

Cash Flow Information

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 – December 31, 2011	January 1 – January 14, 2011
Cash paid during the period for:
Income taxes, net of refunds	$80,888	$81,138	$39,957	$2,511
Interest	$199,339	$172,109	$108,366	$6,403
Noncash investing and financing activities:
Noncash acquisition consideration	$12,400	$—	$24,200	$—
Noncash consideration received for sale of assets	$11,398	$—	$—	$—
Acquisition of treasury stock resulting from stock option exercises	$279	$2,734	$3,590	$—

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

Period	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions (1)	Balance at End of Period
January 1 – January 14, 2011 (Predecessor)	$11,372	$(53)	$167	$11,152
January 15 – December 31, 2011 (Successor)	$11,152	$1,965	$802	$12,315
Year Ended December 31, 2012 (Successor)	$12,315	$2,978	$738	$14,555
Year Ended December 31, 2013 (Successor)	$14,555	$(757)	$1,181	$12,617

(1)	Uncollectible customer accounts written off, net of recoveries of previously written off customer accounts.

Property, Plant and Equipment

Property, Plant and Equipment

	Successor	Successor
	December 31, 2013	December 31, 2012
Land and land improvements	$34,723	$34,103
Buildings and improvements	152,281	156,981
Machinery and equipment	300,810	304,329
Construction in progress	6,294	5,843

	494,108	501,256
Accumulated depreciation	(183,965)	(146,044)

	$310,143	$355,212